NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME PER SHARE
NET INCOME PER SHARE

22. NET INCOME PER SHARE

The Group determined that the nonvested restricted shares of the founders are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two class method of computing net income per share, for ordinary shares and nonvested restricted shares according to the participation rights in undistributed earnings.

22. NET INCOME PER SHARE - CONTINUED

However, undistributed loss is only allocated to ordinary shareholders because holders of nonvested restricted shares are not contractually obligated to share losses.

The computation of basic and diluted net income per share for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	575,196	228,753	137,803
Less: Undistributed earnings allocated to participating nonvested restricted shares	2,450	—	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—basic	572,746	228,753	137,803
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares – basic	243,648,186	248,470,684	252,167,610
Net income per ordinary share attributable to ordinary shareholders—basic	2.35	0.92	0.55
Diluted net income per share calculation
Net income attributable to ordinary shareholders for computing net income per ordinary shares—basic	572,746	228,753	137,803
Add: adjustments to undistributed earnings to participating securities	117	—	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—diluted	572,863	228,753	137,803
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - basic	243,648,186	248,470,684	252,167,610
Effect of potentially diluted share options, restricted shares and RSUs	12,310,986	11,881,310	12,201,019
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—diluted	255,959,172	260,351,994	264,368,629
Net income per ordinary share attributable to ordinary shareholders—diluted	2.24	0.88	0.52

For the years ended December 31, 2019, 2020 and 2021, the following shares outstanding were excluded from the calculation of diluted net income per ordinary shares, as their inclusion would have been anti-dilutive for the years presented:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted shares and RSUs	294,352	89,165	301,946
Shares issuable upon vesting of nonvested restricted shares	1,042,234	—	—